Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	£ 38,751
Ending balance, intangible assets	69,550	£ 38,751
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	54,524	39,464
Additions	726	2,515
On acquisition of subsidiary / business	41,282	10,933
Reclassification	0	0
Disposals	19	37
Effect of foreign exchange translations	(4,561)	1,649
Ending balance, intangible assets	91,952	54,524
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(15,773)	(10,554)
Disposals	(2)	(23)
Effect of foreign exchange translations	(1,281)	405
Charge for the year	7,912	4,837
Ending balance, intangible assets	(22,402)	(15,773)
Client relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	31,689
Ending balance, intangible assets	62,884	31,689
Client relationship | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	45,489	34,440
Additions	0	0
On acquisition of subsidiary / business	41,071	9,502
Reclassification	0	0
Disposals	0	0
Effect of foreign exchange translations	(4,425)	1,547
Ending balance, intangible assets	82,135	45,489
Client relationship | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(13,800)	(9,414)
Disposals	0	0
Effect of foreign exchange translations	(1,205)	367
Charge for the year	6,656	4,019
Ending balance, intangible assets	(19,251)	(13,800)
Software and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	5,732
Ending balance, intangible assets	5,646	5,732
Software and licences | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	7,288	4,885
Additions	634	2,427
On acquisition of subsidiary / business	54	9
Reclassification	0	0
Disposals	19	37
Effect of foreign exchange translations	(48)	4
Ending balance, intangible assets	7,909	7,288
Software and licences | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(1,556)	(1,001)
Disposals	(2)	(23)
Effect of foreign exchange translations	(35)	6
Charge for the year	744	572
Ending balance, intangible assets	(2,263)	(1,556)
Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0
Ending balance, intangible assets	0	0
Non-compete agreement | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	144	139
Additions	0	0
On acquisition of subsidiary / business	0	0
Reclassification	0	0
Disposals	0	0
Effect of foreign exchange translations	(16)	5
Ending balance, intangible assets	128	144
Non-compete agreement | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(144)	(139)
Disposals	0	0
Effect of foreign exchange translations	(16)	5
Charge for the year	0	0
Ending balance, intangible assets	(128)	(144)
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	236
Ending balance, intangible assets	182	236
Trade name | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	272	0
Additions	0	0
On acquisition of subsidiary / business	0	272
Reclassification	0	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, intangible assets	272	272
Trade name | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(36)	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Charge for the year	54	36
Ending balance, intangible assets	(90)	(36)
Supplier relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	104
Ending balance, intangible assets	80	104
Supplier relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	120	0
Additions	0	0
On acquisition of subsidiary / business	0	120
Reclassification	0	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Ending balance, intangible assets	120	120
Supplier relationships | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(16)	0
Disposals	0	0
Effect of foreign exchange translations	0	0
Charge for the year	24	16
Ending balance, intangible assets	(40)	(16)
Software own work-concluded projects
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	868
Ending balance, intangible assets	529	868
Software own work-concluded projects | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	1,089	0
Additions	0	0
On acquisition of subsidiary / business	0	818
Reclassification	138	187
Disposals	0	0
Effect of foreign exchange translations	(68)	84
Ending balance, intangible assets	1,159	1,089
Software own work-concluded projects | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(221)	0
Disposals	0	0
Effect of foreign exchange translations	(25)	27
Charge for the year	434	194
Ending balance, intangible assets	(630)	(221)
Other intangible assets in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance, intangible assets	229
Other intangible assets in progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	122
Additions	92
On acquisition of subsidiary / business	157
Reclassification	(138)
Disposals	0
Effect of foreign exchange translations	(4)
Ending balance, intangible assets	229	122
Other intangible assets in progress | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0
Disposals	0
Effect of foreign exchange translations	0
Charge for the year	0
Ending balance, intangible assets	0	0
Software own work-projects in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	122
Ending balance, intangible assets		122
Software own work-projects in progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	122	0
Additions		88
On acquisition of subsidiary / business		212
Reclassification		(187)
Disposals		0
Effect of foreign exchange translations		9
Ending balance, intangible assets		122
Software own work-projects in progress | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	£ 0	0
Disposals		0
Effect of foreign exchange translations		0
Charge for the year		0
Ending balance, intangible assets		£ 0